Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current income taxes	$ 354	$ 229	$ 263
Deferred income taxes	101	69	97
Total income tax provision	$ 455	$ 298	$ 360